                           BBH COMMON SETTLEMENT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (UNAUDITED)

ASSETS:
    Investment in BBH U.S. Money Market Portfolio (the "Portfolio"), at value     $ 820,763,933
    Expense payment receivable                                                            9,351
                                                                                  -------------
        TOTAL ASSETS                                                                820,773,284
                                                                                  -------------
LIABILITIES:
    Payables for:
      Dividends declared                                                                939,931
                                                                                  -------------
NET ASSETS, for 819,833,353 fund shares outstanding                               $ 819,833,353
                                                                                  =============
Net Assets Consist of:
    Paid-in capital                                                               $ 819,833,353
                                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE                                              $1.00
                                                                                          -----

                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:
    Interest income allocated from Portfolio                                      $   7,656,013
                                                                                  -------------
EXPENSES:
    Expense payment fee                                                                 694,241
                                                                                  -------------
NET INVESTMENT INCOME                                                             $   6,961,772
                                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                           BBH COMMON SETTLEMENT FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED     FOR THE
                                                                                 DECEMBER 31, 2002   YEAR ENDED
                                                                                    (UNAUDITED)     JUNE 30, 2002
                                                                                 ----------------- ---------------
INCREASE IN NET ASSETS:
    From Operations:
      Net investment income                                                       $     6,961,772  $    26,424,723
    Dividends declared from net investment income                                      (6,961,772)     (26,424,723)

    From Fund Share (Principal) Transactions at Net Asset Value
      of $1.00 per share:
        Fund shares sold                                                            2,492,917,982    6,963,018,276
        Fund shares issued in reinvestment of dividends                                   219,353        4,325,964
        Fund shares repurchased                                                    (2,450,759,166)  (6,877,094,504)
                                                                                 ----------------- ---------------
    Net increase in net assets resulting from fund share transactions                  42,378,169       90,249,736

NET ASSETS:
      Beginning of year                                                               777,455,184      687,205,448
                                                                                 ----------------- ---------------
      END OF PERIOD                                                               $   819,833,353  $   777,455,184
                                                                                 ================= ===============

   The accompanying notes are an integral part of these financial statements.

                           BBH COMMON SETTLEMENT FUND
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                                                                                         FOR THE PERIOD FROM
                                                                         FOR THE SIX                      AUGUST 22, 2000
                                                                         MONTHS ENDED        FOR THE       (COMMENCEMENT
                                                                      DECEMBER 31, 2002     YEAR ENDED    OF OPERATIONS) TO
                                                                          (UNAUDITED)      JUNE 30, 2002    JUNE 30, 2001
                                                                      -----------------    ------------- --------------------
Net asset value, beginning of period                                   $          1.00      $      1.00   $             1.00

Income from investment operations:
    Net investment income                                                         0.01             0.02                 0.05

Dividends to shareholders from net
    investment income                                                            (0.01)           (0.02)               (0.05)
                                                                      -----------------    ------------- --------------------
Net asset value, end of period                                         $          1.00      $      1.00   $             1.00
                                                                      =================    ============= ====================
Total return(1)                                                                   0.81%            2.48%                4.98%

Ratios/ Supplemental Data(1):
    Net assets, end of period (000's omitted)                                 $819,833         $777,455             $687,205
    Ratio of expenses to average net assets(2)                                    0.16%(3)         0.16%                0.16%(3)
    Ratio of net investment income to average
       net assets(2)                                                              1.60%(3)         2.28%                5.01%(3)

--------------
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.

(2) Had the expense payment agreement, which commenced on August 22, 2000, not been in place, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would would have been as follows:

    Ratio of expenses to average net assets                                       0.17%(3)         0.17%                0.20%(3)
    Ratio of net investment income to average net assets                          1.59%(3)         2.27%                4.97%(3)

(3) Annualized

   The accompanying notes are an integral part of these financial statements.

                           BBH COMMON SETTLEMENT FUND
                          NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
                                   (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Common Settlement Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a corporation under the laws of the State of Maryland on July 31, 2000. The Fund commenced operations on August 22, 2000.

     The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 25% at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. VALUATION OF INVESTMENTS. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

          B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

          C. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

          D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

2.   TRANSACTIONS WITH AFFILIATES.

     ADMINISTRATIVE FEES. The Fund has an administration agreement with Brown Brothers Harriman Trust Company, LLC. ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.01% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") and Brown Brothers Harriman ("BBH") for which FSC and BBH receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC.

     EXPENSE PAYMENT FEE. BBHTC pays all ordinary expenses of the Fund, including its pro-rata share of the expenses allocated from the Portfolio, and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.16% of the Fund's average net assets. For the six months ended December 31, 2002, BBHTC incurred $738,125 in expenses on behalf of the Fund, including administrative fees of $26,019 paid to BBHTC. The Fund's expense payment fee agreement will terminate on June 30, 2003.

3.   SUPPLEMENTAL PROXY INFORMATION.

     A Special Meeting of Shareholders of BBH Common Settlement Fund, Inc. was held on August 2, 2002. On June 11, 2002, the record date for shareholders voting at this meeting, there were 769,241,757 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

     1.   To modify the Fund's fundamental policy regarding borrowing.

              Shares voted affirmatively    769,241,757

              Shares voted negatively       0

              Shares abstaining             0

                           BBH COMMON SETTLEMENT FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002
                                   (UNAUDITED)

     2. To act by any authorized means to approve a corresponding modification to the Portfolio's fundamental policy regarding borrowing (which approval by the Portfolio's investors, as a group, must occur before the proposed change to the Fund's policy may be implemented).

              Shares voted affirmatively    769,241,757

              Shares voted negatively       0

              Shares abstaining             0

     3. To eliminate the Fund's fundamental policy regarding investments in restricted securities.

              Shares voted affirmatively    769,241,757

              Shares voted negatively       0

              Shares abstaining             0

     4. To authorize the Fund to act by any authorized means to approve the elimination of the Portfolio's fundamental investment policy regarding investments in restricted securities (which approval by the Portfolio's investors, as a group, must occur before the Fund's related policy may be eliminated).

              Shares voted affirmatively    769,241,757

              Shares voted negatively       0

              Shares abstaining             0

     5. To eliminate the Fund's fundamental policy regarding investments in other investment companies.

              Shares voted affirmatively    769,241,757

              Shares voted negatively       0

              Shares abstaining             0

     6. To authorize the Fund to act by any authorized means to approve the elimination of the Portfolio's fundamental investment policy regarding investments in other investment companies (which approval by the Portfolio's investors, as a group, must occur before the Fund's related policy may be eliminated).

              Shares voted affirmatively    769,241,757

              Shares voted negatively       0

              Shares abstaining             0

                        BBH U.S. MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)
                          (EXPRESSED IN U.S. DOLLARS)

                                                                     ANNUALIZED
                                                                      YIELD ON
  PRINCIPAL                                               MATURITY    DATE OF
   AMOUNT                                                   DATE      PURCHASE         VALUE
------------                                              --------   ----------   ---------------
               BANK NOTE (1.5%)
$ 50,000,000   Wells Fargo Bank*                          01/21/03        1.359%  $    50,000,000
                                                                                  ---------------

               CERTIFICATES OF DEPOSIT (17.7%)
  40,000,000   Bank of Montreal                           02/10/03        2.400        40,000,000
  50,000,000   Bank of Montreal                           08/20/03        1.660        50,000,000
  50,000,000   BNP Paribas                                07/28/03        1.830        50,030,690
  75,000,000   Canadian Imperial Bank of Commerce -
                 New York Branch                          06/11/03        2.470        75,257,494
  30,000,000   Deutsche Bank AG                           05/22/03        2.480        30,000,000
  10,000,000   Deutsche Bank AG                           07/01/03        2.570        10,000,000
  50,000,000   Lloyds TSB Group, Plc.                     02/10/03        2.260        50,000,793
  18,500,000   Lloyds TSB Group, Plc.                     04/22/03        1.890        18,512,760
  15,000,000   Rabobank Nederland NV                      03/07/03        2.350        14,997,596
  40,000,000   Royal Bank of Scotland                     01/08/03        1.320        39,999,932
  50,000,000   Royal Bank of Scotland                     01/21/03        1.350        50,000,263
  26,500,000   State Street Corp.                         06/18/03        2.290        26,565,579
  50,000,000   UBS AG Stamford                            02/25/03        2.325        50,000,000
  75,000,000   US Bank NA                                 06/23/03        2.255        75,040,061
                                                                                  ---------------
               TOTAL CERTIFICATES OF DEPOSIT                                          580,405,168
                                                                                  ---------------

               COMMERCIAL PAPER (29.5%)
  50,000,000   American Express Co.                       01/10/03        1.310        49,985,444
  40,000,000   American General Finance Corp.             01/13/03        1.310        39,983,989
  50,000,000   BMW U.S. Capital LLC                       01/02/03        1.210        49,998,319
  20,000,000   BMW U.S. Capital LLC                       01/06/03        1.350        19,997,000
  30,000,000   BMW U.S. Capital LLC                       01/15/03        1.310        29,985,808
 100,000,000   BP America, Inc.                           01/02/03        1.200        99,996,667
  25,250,000   City of Chicago, Illinois                  02/13/03        1.750        25,198,448
  20,000,000   Enterprise Funding Corp.                   01/03/03        1.350        19,999,250
  20,000,000   Enterprise Funding Corp.                   01/10/03        1.380        19,993,867
  30,000,000   General Electric Capital Corp.             01/09/03        1.340        29,992,183
  40,000,000   General Re Corp.                           01/07/03        1.280        39,991,467
  50,000,000   Goldman Sachs Group, Inc.                  01/10/03        1.400        49,984,444

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         BBH U.S. MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2002 (UNAUDITED)
                           (EXPRESSED IN U.S. DOLLARS)

                                                                     ANNUALIZED
                                                                      YIELD ON
  PRINCIPAL                                               MATURITY    DATE OF
   AMOUNT                                                   DATE      PURCHASE         VALUE
------------                                              --------   ----------   ---------------
               COMMERCIAL PAPER (CONTINUED)
$ 40,000,000   J.P. Morgan Chase & Co.                    01/13/03        1.340%  $    39,983,622
  20,000,000   Kittyhawk Funding Corp.                    01/14/03        1.350        19,991,000
  25,000,000   Kittyhawk Funding Corp.                    01/21/03        1.380        24,981,792
  20,000,000   Merck & Co., Inc.                          01/21/03        1.310        19,986,172
  50,000,000   Morgan Stanley Dean Witter Discover        01/23/03        1.340        49,960,916
  12,496,000   Old Slip Funding Corp.                     01/22/03        1.400        12,486,281
  20,000,000   Pharmacia Corp.                            01/24/03        1.320        19,983,867
  30,000,000   Salomon Smith Barney Holdings, Inc.        01/28/03        1.325        29,971,292
  25,000,000   Schering Corp.                             01/02/03        1.320        25,000,000
  52,186,000   Steamboat Funding Corp.                    01/10/03        1.024        52,169,621
  20,247,000   Tulip Funding Corp.                        01/13/03        1.400        20,238,339
  25,000,000   UBS Finance, Ltd.                          01/09/03        1.330        24,993,535
  55,000,000   Variable Funding Corp.                     01/03/03        1.361        54,997,921
  80,000,000   Volkswagen of America, Inc.                01/02/03        1.200        79,997,333
  20,000,000   Volkswagen of America, Inc.                01/06/03        1.320        19,997,067
                                                                                  ---------------
               TOTAL COMMERCIAL PAPER                                                 969,845,644
                                                                                  ---------------

               CORPORATE BONDS (1.5%)
   1,700,000   Associates Corp. of North America          08/26/03        6.220         1,748,781
  19,650,000   CitiFinancial                              09/01/03        5.900        20,180,638
  10,000,000   General Electric Capital Corp.             06/05/03        7.500        10,234,271
  15,700,000   Morgan Stanley                             01/15/03        7.125        15,729,396
                                                                                  ---------------
               TOTAL CORPORATE BONDS                                                   47,893,086
                                                                                  ---------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS (24.5%)
  45,000,000   Federal Farm Credit Bank*                  01/02/03        1.337        45,000,000
  90,000,000   Federal Farm Credit Bank*                  01/02/03        1.312        89,985,245
  10,000,000   Federal Farm Credit Bank                   03/03/03        2.300        10,000,000
  37,250,000   Federal Farm Credit Bank                   10/01/03        3.125        37,700,676
 100,000,000   Federal Home Loan Bank*                    01/14/03        1.290        99,994,604
 100,000,000   Federal Home Loan Bank*                    01/26/03        1.298        99,994,511
  50,000,000   Federal Home Loan Bank*                    01/27/03        1.285        49,968,364
   9,000,000   Federal Home Loan Mortgage Corp.           09/15/03        3.500         9,109,813

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         BBH U.S. MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2002 (UNAUDITED)
                           (EXPRESSED IN U.S. DOLLARS)

                                                                     ANNUALIZED
                                                                      YIELD ON
  PRINCIPAL                                               MATURITY    DATE OF
   AMOUNT                                                   DATE      PURCHASE         VALUE
------------                                              --------   ----------   ---------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$ 67,100,000   Federal Home Loan Mortgage Corp.           11/15/03        6.375%  $    69,630,134
  21,844,000   Federal National Mortgage Assoc.           04/02/03        1.541        21,759,355
  24,697,000   Federal National Mortgage Assoc.           04/17/03        1.532        24,586,069
  30,000,000   Federal National Mortgage Assoc.           08/15/03        4.000        30,408,334
  32,500,000   Federal National Mortgage Assoc.           08/22/03        1.765        32,129,284
  10,000,000   Federal National Mortgage Assoc.           11/14/03        4.750        10,233,856
 100,000,000   Student Loan Marketing Assoc.*             01/02/03        1.427       100,061,884
  75,000,000   Student Loan Marketing Assoc.*             01/07/03        1.427        75,041,198
                                                                                  ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                               805,603,327
                                                                                  ---------------

               U.S. GOVERNMENT OBLIGATION (2.3%)
  75,000,000   U.S. Treasury Notes                        01/31/03        5.500        75,196,311
                                                                                  ---------------

               TIME DEPOSITS (22.6%)
 125,000,000   Banc One Corp.                             01/02/03        1.150       125,000,000
 100,000,000   Bank of Scotland                           01/02/03        1.219       100,000,000
  75,000,000   Canadian Imperial Bank of Commerce -
                 New York Branch                          01/02/03        1.188        75,000,000
  73,900,000   Deutsche Bank AG                           01/02/03        0.750        73,900,000
 100,000,000   Rabobank Nederland NV                      01/02/03        1.125       100,000,000
 125,000,000   Royal Bank of Canada                       01/02/03        1.150       125,000,000
  75,000,000   Societe Generale                           01/02/03        1.250        75,000,000
  25,000,000   Wachovia Corp.                             01/02/03        1.188        25,000,000
  45,000,000   Wachovia Corp.                             01/02/03        1.100        45,000,000
                                                                                  ---------------
               TOTAL TIME DEPOSITS                                                    743,900,000
                                                                                  ---------------

TOTAL INVESTMENTS, AT AMORTIZED COST                                       99.6%  $ 3,272,843,536
OTHER ASSETS IN EXCESS OF LIABILITIES                                       0.4        12,097,343
                                                                          -----   ---------------
NET ASSETS                                                                100.0%  $ 3,284,940,879
                                                                          =====   ===============

* Variable rate Instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2002 coupon rate.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        BBH U.S. MONEY MARKET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                         DECEMBER 31, 2002 (UNAUDITED)
                           (EXPRESSED IN U.S. DOLLARS)

ASSETS:
  Investments, at amortized cost                                $  3,272,843,536
  Cash                                                                    92,666
  Interest receivable                                                 12,474,544
  Prepaid expenses                                                        13,185
                                                                ----------------
      TOTAL ASSETS                                                 3,285,423,931
                                                                ----------------

LIABILITIES:
  Payables for:
    Investment advisory fees                                             272,387
    Administrative fees                                                   95,335
    Custody fees                                                          73,340
    Professional fees                                                     26,865
    Board of Trustees' fees                                               15,125
                                                                ----------------
      TOTAL LIABILITIES                                                  483,052
                                                                ----------------

NET ASSETS                                                      $  3,284,940,879
                                                                ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         BBH U.S. MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
                           (EXPRESSED IN U.S. DOLLARS)

NET INVESTMENT INCOME:
  INCOME:
    Interest                                                    $     28,624,112
                                                                ----------------

  EXPENSES:
    Investment advisory fees                                   1,618,954
    Administrative fees                                            566,634
    Custody fees                                                      216,358
    Board of Trustees' fees                                         34,885
    Professional fees                                                  20,578
    Miscellaneous expenses                                      51,460
                                                                   ----------------
      TOTAL EXPENSES                                                   2,508,869
      Fees paid indirectly                                                (2,350)
                                                                ----------------
      NET EXPENSES                                                     2,506,519
                                                                ----------------

  NET INVESTMENT INCOME                                         $     26,117,593
                                                                ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         BBH U.S. MONEY MARKET PORTFOLIO
         STATEMENT OF CHANGES IN NET ASSETS (EXPRESSED IN U.S. DOLLARS)

                                                 FOR THE SIX
                                                 MONTHS ENDED          FOR THE
                                              DECEMBER 31, 2002       YEAR ENDED
                                                  (UNAUDITED)       JUNE 30, 2002
                                              -----------------   -----------------
INCREASE IN NET ASSETS:
  From Operations:
    Net investment income                     $      26,117,593   $      82,910,432
                                              -----------------   -----------------
  Capital Transactions:
    Proceeds from contributions                   5,981,936,417      13,386,287,999
    Value of withdrawals                         (5,596,693,669)    (12,953,627,641)
                                              -----------------   -----------------
      Net increase in net assets resulting
        from capital tranactions                    385,242,748         432,660,358
                                              -----------------   -----------------
      Net increase in net assets                    411,360,341         515,570,790

NET ASSETS:
  Beginning of year                               2,873,580,538       2,358,009,748
                                              -----------------   -----------------
  END OF PERIOD                               $   3,284,940,879   $   2,873,580,538
                                              =================   =================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        BBH U.S. MONEY MARKET PORTFOLIO
                FINANCIAL HIGHLIGHTS (EXPRESSED IN U.S. DOLLARS)

                                FOR THE SIX
                                MONTHS ENDED                                    FOR THE YEARS ENDED JUNE 30,
                              DECEMBER 31, 2002         -----------------------------------------------------------------------
                                 (UNAUDITED)                2002             2001          2000          1999          1998
                              -----------------         ------------      -----------   -----------   -----------   -----------
Total return                               0.82%                2.47%            5.95%         5.70%         5.11%         5.56%

Ratios/Supplemental Data:
  Net assets, end of
    period (000's omitted)         $  3,284,941         $  2,873,581      $ 2,358,010   $ 1,602,484   $ 1,075,162   $   938,137

  Expenses as a percentage
    of average net assets:
    Net expenses paid
      by Portfolio                         0.15%(1)             0.16%            0.15%         0.21%         0.21%         0.23%
    Expense offset
      arrangement                          0.00%(1),(2)         0.00%(2)         0.01%            -             -             -
                                   ------------         ------------      -----------   -----------   -----------   -----------
      Total expenses                       0.15%(1)             0.16%            0.16%         0.21%         0.21%         0.23%
  Ratio of net investment
    income to average
    net assets                             1.60%(1)             2.39%            5.64%         5.60%         4.98%         5.41%

----------
(1)  Annualized.
(2)  Amount is less than 0.01% per share.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        BBH U.S. MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2002 (UNAUDITED)
                          (EXPRESSED IN U.S. DOLLARS)

1. ORGANIZATION AND ACCOUNTING POLICIES. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Fund commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

   C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2002, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

   D. OTHER. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. For the six months ended December 31, 2002, the Portfolio incurred $1,618,954 for advisory services.

   ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with Federated Service Co. ("FSC") and BBH for which FSC and BBH receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended December 31, 2002, the Portfolio incurred $566,634 for administrative services.

                         BBH U.S. MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         DECEMBER 31, 2002 (UNAUDITED)
                           (EXPRESSED IN U.S. DOLLARS)

   BOARD OF TRUSTEES FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2002, the Portfolio incurred $34,885 for Trustees' fees.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2002, the Portfolio incurred $216,358 for custody services. These fees were reduced by $2,350 as a result of an expense offset arrangement with the Portfolio's custodian.

3. SUPPLEMENTAL PROXY INFORMATION.

   On August 9, 2002 and through a written consent, the undersigned holder of record of interests in the BBH U.S. Money Market Portfolio (the "Portfolio"), acting pursuant to Section 9.8 of the Declaration of Trust of the Portfolio dated as of June 15, 1993, and, if applicable, the authority of its investors, does hereby approve and consent to the following actions, which approval and consent shall for all purposes be treated as a vote taken at a meeting of holders duly called for such purpose:

   PROPOSAL 1:

      Resolved: That the Portfolio's fundamental policy regarding borrowing is hereby modified in its entirety as follows:

      The Portfolio may not borrow money, except as permitted by the Investment Company Act of 1940, as amended, and rules thereunder.

      Percentage of interest constituting approval, if less than 100%:   96.17%

   PROPOSAL 2:

      Resolved: That the Portfolio's fundamental policy regarding investments in restricted securities is hereby replaced in its entirety with the following non-fundamental policy, which may be changed by the Trustees of the Portfolio without Holder approval:

      The Portfolio may not invest more than 10% of its net assets (taken at the greater of cost or market value) in illiquid securities.

      Percentage of interest constituting approval, if less than 100%:   96.03%

BBH U.S. MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

   PROPOSAL 3:

      Resolved: That the Portfolio's fundamental policy regarding investments in other investment companies is hereby replaced in its entirety with the following non-fundamental policy, which may be changed by the Trustees of the Portfolio without Holder approval:

      The Portfolio may not purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that it may invest in securities of other investment companies subject to the restrictions set forth in
      Section 12(d)(1) of the Investment Company Act of 1940, as amended.

      Percentage of interest constituting approval, if less than 100%:   96.20%